NET CHANGE IN OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
NET CHANGE IN OPERATING ASSETS AND LIABILITIES DISCLOSURE [Abstract]
Net change in operating assets and liabilities
Net cash provided by (used in) operating activities attributable to the net change in operating assets and liabilities is composed of the following (in millions):

Year Ended December 31,	2015	2014	2013
(Increase) decrease in trade accounts receivable	$(212)	$(253)	$28
(Increase) decrease in inventories	(250)	35	(105)
(Increase) decrease in prepaid expenses and other assets	123	194	(163)
Increase (decrease) in accounts payable and accrued expenses	1,004	(250)	(158)
Increase (decrease) in accrued taxes	(306)	151	22
Increase (decrease) in other liabilities	(516)	(316)	(556)
Net change in operating assets and liabilities	$(157)	$(439)	$(932)